Note 6 - Intangible Assets	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]

6.   Intangible Assets

The value of the Company’s intangible assets is summarized below:

	iCo	Yissum	Kadouche	Mablife	Total
Balance, December 31, 2011	2,421,609	659,623	661,286	-	3,742,518
Additions	-	-	-	435,775	435,775
Amortization	(167,244)	(46,247)	(46,687)	(22,127)	(282,305)
Balance, December 31, 2012	$2,254,365	$613,376	$614,599	$413,648	$3,895,988
Additions	-	-	-	-	-
Amortization	(167,245)	(46,247)	(46,687)	(29,051)	(289,230)
Balance, December 31, 2013	$2,087,120	$567,129	$567,912	$384,597	$3,606,758

The intangibles above were determined by management to have a 15 year useful life. Amortization expense amounted to approximately $0.3 million for each of the years ended December 31, 2013 and 2012 and approximately $0.7 million for the cumulative period from July 11, 2010 (Date of Inception) through December 31, 2013.